Information by Segment - Generation and Transmission, and Distribution by Country (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Dec. 31, 2015
ASSETS
TOTAL CURRENT ASSETS	$ 6,383,986,000	$ 4,545,421,000
Cash and cash equivalents	1,904,285,000	1,472,763,000
Other current financial assets	210,393,000	110,352,000
Other current non-financial assets	307,732,000	283,632,000
Trade and other current receivables	3,551,022,000	2,377,789,000
Current accounts receivable from related parties	14,337,000	7,403,000
Inventories	339,398,000	246,089,000
Current tax assets	50,994,000	47,393,000
Non-current assets or disposal groups held for sale or for distribution to owners	5,825,000
TOTAL NON-CURRENT ASSETS	21,012,370,000	15,623,570,000
Other non-current financial assets	2,796,475,000	1,752,267,000
Other non-current non-financial assets	1,140,708,000	560,426,000
Trade and other non-current receivables	906,508,000	616,793,000
Non-current accounts receivable from related parties	1,652,000	2,845,000
Investments accounted for using the equity method	2,596,000	2,747,000	$ 1,770,000
Intangible assets other than goodwill	5,827,289,000	3,682,479,000	1,810,158,000
Goodwill	1,205,570,000	713,175,000
Property, plant and equipment	8,686,827,000	8,092,467,000
Investment property	11,708,000
Deferred taxes Assets before compensation	433,037,000	200,371,000
TOTAL ASSETS	27,396,356,000	20,168,991,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	9,650,756,000	4,934,336,000
Other current financial liabilities	1,648,099,000	689,768,000
Trade and other current payables	4,116,247,000	3,323,853,000
Current accounts payable to related parties	2,996,668,000	225,027,000
Other current provisions	422,863,000	269,966,000
Current tax liabilities	192,924,000	172,638,000
Other current non-financial liabilities	270,120,000	253,084,000
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	3,835,000
TOTAL NON-CURRENT LIABILITIES	8,913,700,000	6,956,148,000
Other non-current financial liabilities	4,621,868,000	4,349,515,000
Trade and other non-current payables	933,056,000	978,569,000
Other long-term provisions	1,363,976,000	660,305,000
Deferred tax liabilities	546,070,000	455,311,000
Non-current provisions for employee benefits	1,343,507,000	388,931,000
Other non-current non-financial liabilities	105,223,000	123,517,000
TOTAL EQUITY	8,831,900,000	8,278,507,000	7,879,739,000		$ 11,532,343,000
Equity attributable to shareholders of Enel Amricas	6,724,008,000	6,480,471,000
Issued capital	6,763,204,424	6,763,204,424
Retained earnings	4,841,687,000	3,583,831,000		$ 961,106,000
Other reserves	(4,880,883,000)	(3,866,564,000)	(3,764,697,000)		(8,004,579,000)
Non-controlling interests	2,107,892,000	1,798,036,000
TOTAL LIABILITIES AND EQUITY	27,396,356,000	20,168,991,000
EQUITY	8,831,900,000	8,278,507,000	7,879,739,000		$ 11,532,343,000
Total Revenue and Other Operating Income	13,184,062,000	10,438,003,000	7,642,582,000
Revenues	12,119,134,000	9,489,266,000	7,007,908,000
Energy sales	10,929,523,000	8,559,077,000	6,350,968,000
Other sales	48,968,000	44,194,000	52,312,000
Other services rendered	1,140,643,000	885,995,000	604,628,000
Other operating income	1,064,928,000	948,737,000	634,674,000
Raw materials and consumables used	(8,142,773,000)	(5,882,788,000)	(3,868,218,000)
Energy purchases	(5,737,604,000)	(3,940,466,000)	(2,442,519,000)
Fuel consumption	(226,843,000)	(229,308,000)	(362,156,000)
Transportation costs	(1,055,431,000)	(634,118,000)	(394,097,000)
Other miscellaneous supplies and services	(1,122,895,000)	(1,078,896,000)	(669,446,000)
CONTRIBUTION MARGIN	5,041,289,000	4,555,215,000	3,774,364,000
Other work performed by the entity and capitalized	177,997,000	173,186,000	99,449,000
Employee benefits expenses	(840,493,000)	(837,984,000)	(626,102,000)
Other expenses	(1,021,085,000)	(943,156,000)	(817,375,000)
GROSS OPERATING RESULT	2,434,520,000	2,219,399,000	1,800,020,000
Depreciation and amortization expense	(862,440,000)	(648,114,000)	(473,238,000)
Reversal of impairment loss (impairment losses) recognized	(60,748,000)	(79,748,000)	(157,078,000)
OPERATING INCOME	2,434,520,000	2,219,399,000	1,800,020,000
FINANCIAL RESULT	(332,663,000)	(582,406,000)	(438,798,000)
Financial income	358,081,000	293,843,000	276,457,000
Cash and cash equivalents	133,180,000	123,139,000	150,320,000
Other financial income	224,901,000	170,704,000	126,137,000
Financial costs	(1,071,759,000)	(869,535,000)	(773,157,000)
Bank borrowings	(162,192,000)	(97,495,000)	(84,753,000)
Secured and unsecured obligations	(312,204,000)	(215,836,000)	(284,842,000)
Other	(597,363,000)	(556,204,000)	(403,562,000)
Gains (losses) from indexed assets and liabilities	270,380,000		(1,032,000)
Foreign currency exchange differences	110,635,000	(6,714,000)	58,934,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	556,125,000	192,639,000	258,017,000
Negative	(445,490,000)	(199,353,000)	(199,083,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,452,000	3,310,000	2,706,000
Other gains (losses)	681,000	5,345,000	12,141,000
Gain (loss) from other investments	51,000	185,000	(13,704,000)
Gain (loss) from the sale of property, plants and equipment	630,000	5,160,000	25,845,000
Income before taxes	2,104,990,000	1,645,648,000	1,376,069,000
Income tax expenses, continuing operations	(437,932,000)	(519,134,000)	(531,461,000)
Net income from continuing operations	1,667,058,000	1,126,514,000	844,608,000
Income after tax from discontinued operations			170,263,000
Net Income	1,667,058,000	1,126,514,000	1,014,871,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,844,565,000	1,870,049,000	2,532,186,000
Net cash flows from (used in) investing activities	(3,069,189,000)	(2,479,141,000)	(734,958,000)
Net cash flows from (used in) financing activities	1,867,066,000	(588,520,000)	(1,093,851,000)
Operating Segments | Chile
ASSETS
TOTAL CURRENT ASSETS	526,410,000	265,002,000
Cash and cash equivalents	441,045,000	184,157,000
Other current financial assets	7,467,000	127,000
Other current non-financial assets	5,544,000	3,530,000
Trade and other current receivables	956,000	639,000
Current accounts receivable from related parties	71,184,000	68,433,000
Current tax assets	214,000	8,116,000
TOTAL NON-CURRENT ASSETS	7,491,715,000	7,410,770,000
Other non-current non-financial assets	3,414,000	2,403,000
Trade and other non-current receivables	58,000	124,000
Non-current accounts receivable from related parties	375,000,000	375,000,000
Investments accounted for using the equity method	7,113,243,000	7,033,243,000
TOTAL ASSETS	8,018,125,000	7,675,772,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	461,314,000	85,879,000
Other current financial liabilities	363,057,000	11,791,000
Trade and other current payables	43,723,000	35,090,000
Current accounts payable to related parties	53,178,000	37,377,000
Other current provisions	1,164,000	1,239,000
Current tax liabilities		54,000
Other current non-financial liabilities	192,000	328,000
TOTAL NON-CURRENT LIABILITIES	612,001,000	618,499,000
Other non-current financial liabilities	601,014,000	607,512,000
Trade and other non-current payables		15,000
Deferred tax liabilities	8,374,000	8,140,000
Non-current provisions for employee benefits	2,613,000	2,832,000
TOTAL EQUITY		6,971,394,000
Equity attributable to shareholders of Enel Amricas	6,944,810,000	6,971,394,000
Issued capital	6,763,204,000	6,763,204,000
Retained earnings	3,423,217,000	3,449,803,000
Other reserves	(3,241,611,000)	(3,241,613,000)
TOTAL LIABILITIES AND EQUITY	8,018,125,000	7,675,772,000
EQUITY		6,971,394,000
Total Revenue and Other Operating Income	1,335,000	4,000	11,232,000
Revenues			9,527,000
Other sales			9,087,000
Other services rendered			440,000
Other operating income	1,335,000	4,000	1,705,000
Raw materials and consumables used			(4,191,000)
Other miscellaneous supplies and services			(4,191,000)
CONTRIBUTION MARGIN	1,335,000	4,000	7,041,000
Employee benefits expenses	(6,732,000)	(8,070,000)	(14,931,000)
Other expenses	(27,113,000)	(21,316,000)	(50,535,000)
Depreciation and amortization expense			(213,000)
Reversal of impairment loss (impairment losses) recognized			(1,580,000)
OPERATING INCOME	(32,510,000)	(29,382,000)	(60,218,000)
FINANCIAL RESULT	(19,825,000)	(3,438,000)	28,745,000
Financial income	47,281,000	29,595,000	50,037,000
Cash and cash equivalents	7,245,000	8,207,000	44,463,000
Other financial income	40,036,000	21,388,000	5,574,000
Financial costs	(61,869,000)	(38,662,000)	(37,471,000)
Bank borrowings	(8,084,000)		(1,000)
Secured and unsecured obligations	(25,736,000)	(25,977,000)	(23,567,000)
Other	(28,049,000)	(12,685,000)	(13,903,000)
Gains (losses) from indexed assets and liabilities			(1,032,000)
Foreign currency exchange differences	(5,237,000)	5,629,000	17,211,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	39,694,000	81,484,000	79,742,000
Negative	(44,931,000)	(75,855,000)	(62,531,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	441,000	1,605,000	(525,000)
Other gains (losses)			10,000
Gain (loss) from the sale of property, plants and equipment			10,000
Income before taxes	(51,894,000)	(31,215,000)	(31,988,000)
Income tax expenses, continuing operations	(7,137,000)	(28,109,000)	17,832,000
Net income from continuing operations	(59,031,000)	(59,324,000)	(14,156,000)
Income after tax from discontinued operations			170,263,000
Net Income	(59,031,000)	(59,324,000)	156,107,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	(34,496,000)	23,174,000	115,344,000
Net cash flows from (used in) investing activities	348,295,000	(982,614,000)	487,375,000
Net cash flows from (used in) financing activities	(52,458,000)	(319,794,000)	(628,712,000)
Operating Segments | Colombia
ASSETS
TOTAL CURRENT ASSETS	710,105,000	725,443,000
Cash and cash equivalents	394,484,000	354,110,000
Other current financial assets	24,434,000	44,889,000
Other current non-financial assets	8,850,000	7,751,000
Trade and other current receivables	217,987,000	268,651,000
Current accounts receivable from related parties	1,403,000	1,612,000
Inventories	57,118,000	48,424,000
Current tax assets	4,000	6,000
Non-current assets or disposal groups held for sale or for distribution to owners	5,825,000
TOTAL NON-CURRENT ASSETS	4,200,842,000	4,372,366,000
Other non-current financial assets	598,000	1,103,000
Other non-current non-financial assets	8,753,000	9,017,000
Trade and other non-current receivables	40,003,000	35,241,000
Investments accounted for using the equity method	137,000	10,000
Intangible assets other than goodwill	95,095,000	77,886,000
Goodwill	5,902,000	6,421,000
Property, plant and equipment	4,050,353,000	4,242,686,000
Deferred taxes Assets before compensation	1,000	2,000
TOTAL ASSETS	4,910,947,000	5,097,809,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,116,652,000	942,968,000
Other current financial liabilities	390,762,000	267,116,000
Trade and other current payables	535,183,000	483,152,000
Current accounts payable to related parties	53,265,000	50,746,000
Other current provisions	35,841,000	33,779,000
Current tax liabilities	73,902,000	84,650,000
Other current non-financial liabilities	23,864,000	23,525,000
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	3,835,000
TOTAL NON-CURRENT LIABILITIES	1,630,556,000	1,971,990,000
Other non-current financial liabilities	1,428,551,000	1,750,429,000
Other long-term provisions	40,340,000	64,904,000
Deferred tax liabilities	32,622,000	18,010,000
Non-current provisions for employee benefits	123,151,000	127,565,000
Other non-current non-financial liabilities	5,892,000	11,082,000
TOTAL EQUITY	2,163,739,000	2,182,851,000
Equity attributable to shareholders of Enel Amricas	2,163,739,000	2,182,851,000
Issued capital	205,915,000	224,006,000
Retained earnings	639,936,000	484,805,000
Share premium	93,552,000	101,771,000
Other reserves	1,224,336,000	1,372,269,000
TOTAL LIABILITIES AND EQUITY	4,910,947,000	5,097,809,000
EQUITY	2,163,739,000	2,182,851,000
Total Revenue and Other Operating Income	2,671,192,000	2,384,407,000	2,262,236,000
Revenues	2,642,886,000	2,366,028,000	2,244,990,000
Energy sales	2,388,426,000	2,128,847,000	2,038,739,000
Other sales	23,232,000	20,466,000	14,839,000
Other services rendered	231,228,000	216,715,000	191,412,000
Other operating income	28,306,000	18,379,000	17,246,000
Raw materials and consumables used	(1,208,848,000)	(950,865,000)	(965,018,000)
Energy purchases	(721,047,000)	(529,504,000)	(570,987,000)
Fuel consumption	(53,414,000)	(30,789,000)	(69,912,000)
Transportation costs	(268,498,000)	(244,492,000)	(201,149,000)
Other miscellaneous supplies and services	(165,889,000)	(146,080,000)	(122,970,000)
CONTRIBUTION MARGIN	1,462,344,000	1,433,542,000	1,297,218,000
Other work performed by the entity and capitalized	29,408,000	19,386,000	13,097,000
Employee benefits expenses	(99,856,000)	(89,244,000)	(76,304,000)
Other expenses	(161,656,000)	(160,646,000)	(134,369,000)
Depreciation and amortization expense	(193,432,000)	(177,419,000)	(149,469,000)
Reversal of impairment loss (impairment losses) recognized	(14,674,000)	(2,962,000)	(35,530,000)
OPERATING INCOME	1,022,134,000	1,022,657,000	914,643,000
FINANCIAL RESULT	(159,753,000)	(174,979,000)	(197,153,000)
Financial income	19,748,000	19,371,000	23,942,000
Cash and cash equivalents	12,533,000	13,297,000	20,015,000
Other financial income	7,215,000	6,074,000	3,927,000
Financial costs	(177,537,000)	(193,550,000)	(221,529,000)
Bank borrowings	(19,659,000)	(25,090,000)	(24,726,000)
Secured and unsecured obligations	(133,916,000)	(138,469,000)	(176,995,000)
Other	(23,962,000)	(29,991,000)	(19,808,000)
Foreign currency exchange differences	(1,964,000)	(800,000)	434,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	12,950,000	4,435,000	6,220,000
Negative	(14,914,000)	(5,235,000)	(5,786,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method			1,443,000
Other gains (losses)	190,000	474,000	(15,002,000)
Gain (loss) from other investments			(13,760,000)
Gain (loss) from the sale of property, plants and equipment	190,000	474,000	(1,242,000)
Income before taxes	862,571,000	848,152,000	703,931,000
Income tax expenses, continuing operations	(310,823,000)	(336,689,000)	(292,755,000)
Net income from continuing operations	551,748,000	511,463,000	411,176,000
Net Income	551,748,000	511,463,000	411,176,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,030,940,000	898,396,000	874,110,000
Net cash flows from (used in) investing activities	(378,451,000)	(390,586,000)	(318,358,000)
Net cash flows from (used in) financing activities	(601,744,000)	(575,395,000)	(372,210,000)
Operating Segments | Peru
ASSETS
TOTAL CURRENT ASSETS	488,825,000	458,183,000
Cash and cash equivalents	252,235,000	222,063,000
Other current non-financial assets	46,391,000	22,860,000
Trade and other current receivables	140,653,000	167,826,000
Current accounts receivable from related parties	3,732,000	57,000
Inventories	43,532,000	41,861,000
Current tax assets	2,282,000	3,516,000
TOTAL NON-CURRENT ASSETS	3,828,620,000	3,908,055,000
Investments accounted for using the equity method	1,428,462,000	1,527,055,000
Intangible assets other than goodwill	56,199,000	40,503,000
Property, plant and equipment	2,343,959,000	2,340,497,000
TOTAL ASSETS	4,317,445,000	4,366,238,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	490,066,000	487,036,000
Other current financial liabilities	131,099,000	102,455,000
Trade and other current payables	222,164,000	250,202,000
Current accounts payable to related parties	35,138,000	20,616,000
Other current provisions	59,323,000	73,857,000
Current tax liabilities	13,435,000	4,344,000
Other current non-financial liabilities	28,907,000	35,562,000
TOTAL NON-CURRENT LIABILITIES	770,023,000	812,356,000
Other non-current financial liabilities	458,669,000	499,924,000
Trade and other non-current payables	10,460,000	11,206,000
Other long-term provisions	20,615,000	8,010,000
Deferred tax liabilities	249,631,000	261,056,000
Non-current provisions for employee benefits	5,130,000	4,526,000
Other non-current non-financial liabilities	25,518,000	27,634,000
TOTAL EQUITY	3,057,356,000	3,066,846,000
Equity attributable to shareholders of Enel Amricas	3,057,356,000	3,066,846,000
Issued capital	2,658,595,000	1,657,365,000
Retained earnings	522,144,000	148,516,000
Share premium	6,052,000	1,874,000
Other reserves	(129,435,000)	1,259,091,000
TOTAL LIABILITIES AND EQUITY	4,317,445,000	4,366,238,000
EQUITY	3,057,356,000	3,066,846,000
Total Revenue and Other Operating Income	1,505,635,000	1,400,304,000	1,339,466,000
Revenues	1,467,175,000	1,354,866,000	1,334,139,000
Energy sales	1,231,686,000	1,162,579,000	1,177,642,000
Other sales	23,320,000	21,679,000	26,073,000
Other services rendered	212,169,000	170,608,000	130,424,000
Other operating income	38,460,000	45,438,000	5,327,000
Raw materials and consumables used	(798,330,000)	(717,395,000)	(727,924,000)
Energy purchases	(505,630,000)	(434,666,000)	(443,189,000)
Fuel consumption	(134,183,000)	(123,975,000)	(145,879,000)
Transportation costs	(116,615,000)	(91,718,000)	(72,225,000)
Other miscellaneous supplies and services	(41,902,000)	(67,036,000)	(66,631,000)
CONTRIBUTION MARGIN	707,305,000	682,909,000	611,542,000
Other work performed by the entity and capitalized	11,067,000	8,974,000	6,935,000
Employee benefits expenses	(65,766,000)	(63,674,000)	(62,764,000)
Other expenses	(88,585,000)	(88,768,000)	(118,420,000)
Depreciation and amortization expense	(119,297,000)	(121,731,000)	(113,011,000)
Reversal of impairment loss (impairment losses) recognized	(564,000)	(16,136,000)	(2,055,000)
OPERATING INCOME	444,160,000	401,574,000	322,227,000
FINANCIAL RESULT	(18,583,000)	(33,422,000)	(34,373,000)
Financial income	8,583,000	9,138,000	6,816,000
Cash and cash equivalents	4,451,000	7,341,000	3,267,000
Other financial income	4,132,000	1,797,000	3,549,000
Financial costs	(31,469,000)	(42,059,000)	(40,086,000)
Bank borrowings	(2,715,000)	(7,115,000)	(8,481,000)
Secured and unsecured obligations	(27,830,000)	(16,131,000)	(26,079,000)
Other	(924,000)	(18,813,000)	(5,526,000)
Foreign currency exchange differences	4,303,000	(501,000)	(1,103,000)
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	22,096,000	17,331,000	37,217,000
Negative	(17,793,000)	(17,832,000)	(38,320,000)
Other gains (losses)	31,000	3,687,000	28,408,000
Gain (loss) from other investments		17,000
Gain (loss) from the sale of property, plants and equipment	31,000	3,670,000	28,408,000
Income before taxes	425,608,000	371,839,000	316,262,000
Income tax expenses, continuing operations	(134,059,000)	(114,853,000)	(142,300,000)
Net income from continuing operations	291,549,000	256,986,000	173,962,000
Net Income	291,549,000	256,986,000	173,962,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	390,044,000	334,592,000	446,371,000
Net cash flows from (used in) investing activities	(89,786,000)	(1,085,017,000)	(78,024,000)
Net cash flows from (used in) financing activities	(259,879,000)	659,599,000	(134,402,000)
Operating Segments | Argentina
ASSETS
TOTAL CURRENT ASSETS	644,916,000	711,201,000
Cash and cash equivalents	182,829,000	242,072,000
Other current financial assets		412,000
Other current non-financial assets	26,228,000	23,106,000
Trade and other current receivables	389,563,000	395,614,000
Current accounts receivable from related parties	16,513,000	28,732,000
Inventories	29,623,000	20,813,000
Current tax assets	160,000	452,000
TOTAL NON-CURRENT ASSETS	2,585,687,000	1,516,003,000
Other non-current financial assets	14,000	27,000
Other non-current non-financial assets	927,000	5,825,000
Trade and other non-current receivables	409,285,000	400,329,000
Non-current accounts receivable from related parties	108,000	255,000
Investments accounted for using the equity method	292,079,000	35,641,000
Intangible assets other than goodwill	22,170,000	17,628,000
Goodwill	4,827,000	1,022,000
Property, plant and equipment	1,856,267,000	1,004,634,000
Deferred taxes Assets before compensation	10,000	50,642,000
TOTAL ASSETS	3,230,603,000	2,227,204,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,094,163,000	1,211,389,000
Other current financial liabilities	14,322,000	2,938,000
Trade and other current payables	716,892,000	924,655,000
Current accounts payable to related parties	114,938,000	50,329,000
Other current provisions	131,593,000	150,497,000
Current tax liabilities	89,622,000	51,191,000
Other current non-financial liabilities	26,796,000	31,779,000
TOTAL NON-CURRENT LIABILITIES	592,984,000	610,569,000
Other non-current financial liabilities	40,229,000	48,913,000
Trade and other non-current payables	195,385,000	337,338,000
Non-current accounts payable to related companies	6,230,000	53,642,000
Other long-term provisions	23,144,000	21,826,000
Deferred tax liabilities	244,255,000	37,724,000
Non-current provisions for employee benefits	14,599,000	26,960,000
Other non-current non-financial liabilities	69,142,000	84,166,000
TOTAL EQUITY	1,543,456,000	405,246,000
Equity attributable to shareholders of Enel Amricas	1,543,456,000	405,246,000
Issued capital	997,714,000	234,050,000
Retained earnings	13,202,000	274,033,000
Other reserves	532,540,000	(102,837,000)
TOTAL LIABILITIES AND EQUITY	3,230,603,000	2,227,204,000
EQUITY	1,543,456,000	405,246,000
Total Revenue and Other Operating Income	1,516,392,000	1,520,474,000	1,267,901,000
Revenues	1,488,830,000	1,482,423,000	1,137,695,000
Energy sales	1,443,845,000	1,426,617,000	1,076,132,000
Other sales	191,000	194,000	206,000
Other services rendered	44,794,000	55,612,000	61,357,000
Other operating income	27,562,000	38,051,000	130,206,000
Raw materials and consumables used	(769,333,000)	(712,345,000)	(517,495,000)
Energy purchases	(656,647,000)	(619,314,000)	(396,487,000)
Fuel consumption	(21,095,000)	(4,074,000)	(72,647,000)
Transportation costs	(37,414,000)	(15,926,000)	(4,889,000)
Other miscellaneous supplies and services	(54,177,000)	(73,031,000)	(43,472,000)
CONTRIBUTION MARGIN	747,059,000	808,129,000	750,406,000
Other work performed by the entity and capitalized	54,308,000	75,737,000	53,810,000
Employee benefits expenses	(265,521,000)	(370,729,000)	(330,358,000)
Other expenses	(139,867,000)	(185,752,000)	(166,111,000)
Depreciation and amortization expense	(173,774,000)	(78,353,000)	(61,939,000)
Reversal of impairment loss (impairment losses) recognized	10,333,000	15,605,000	(13,688,000)
OPERATING INCOME	232,538,000	264,637,000	232,120,000
FINANCIAL RESULT	257,912,000	(145,441,000)	(153,569,000)
Financial income	107,807,000	87,760,000	62,337,000
Cash and cash equivalents	75,692,000	61,757,000	51,545,000
Other financial income	32,115,000	26,003,000	10,792,000
Financial costs	(226,859,000)	(265,443,000)	(248,774,000)
Bank borrowings	(177,000)	(136,000)	(2,196,000)
Other	(226,682,000)	(265,307,000)	(246,578,000)
Gains (losses) from indexed assets and liabilities	270,380,000
Foreign currency exchange differences	106,584,000	32,242,000	32,868,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	262,165,000	72,910,000	81,643,000
Negative	(155,581,000)	(40,668,000)	(48,775,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,011,000	1,705,000	1,788,000
Other gains (losses)	74,000	230,000	(43,000)
Gain (loss) from other investments	51,000	168,000	56,000
Gain (loss) from the sale of property, plants and equipment	23,000	62,000	(99,000)
Income before taxes	492,535,000	121,131,000	80,296,000
Income tax expenses, continuing operations	(203,661,000)	27,183,000	(44,673,000)
Net income from continuing operations	288,874,000	148,314,000	35,623,000
Net Income	288,874,000	148,314,000	35,623,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	157,539,000	209,757,000	328,608,000
Net cash flows from (used in) investing activities	(98,752,000)	(122,760,000)	(157,218,000)
Net cash flows from (used in) financing activities	(23,844,000)	(17,354,000)	12,592,000
Operating Segments | Brazil
ASSETS
TOTAL CURRENT ASSETS	4,198,462,000	2,519,658,000
Cash and cash equivalents	633,692,000	470,361,000
Other current financial assets	178,492,000	64,924,000
Other current non-financial assets	220,719,000	226,385,000
Trade and other current receivables	2,801,407,000	1,544,654,000
Current accounts receivable from related parties	106,693,000	43,040,000
Inventories	209,125,000	134,991,000
Current tax assets	48,334,000	35,303,000
TOTAL NON-CURRENT ASSETS	11,585,461,000	6,861,343,000
Other non-current financial assets	2,795,863,000	1,751,137,000
Other non-current non-financial assets	1,127,643,000	541,556,000
Trade and other non-current receivables	457,162,000	181,099,000
Non-current accounts receivable from related parties	7,768,000	57,512,000
Intangible assets other than goodwill	5,653,825,000	3,546,462,000
Goodwill	662,218,000	129,200,000
Property, plant and equipment	436,248,000	504,650,000
Investment property	11,708,000
Deferred taxes Assets before compensation	433,026,000	149,727,000
TOTAL ASSETS	15,783,923,000	9,381,001,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	6,524,191,000	2,157,537,000
Other current financial liabilities	748,859,000	305,468,000
Trade and other current payables	2,461,540,000	1,556,408,000
Current accounts payable to related parties	2,912,524,000	90,778,000
Other current provisions	194,942,000	10,594,000
Current tax liabilities	15,965,000	32,399,000
Other current non-financial liabilities	190,361,000	161,890,000
TOTAL NON-CURRENT LIABILITIES	5,554,977,000	3,399,496,000
Other non-current financial liabilities	2,093,405,000	1,442,737,000
Trade and other non-current payables	727,211,000	630,010,000
Non-current accounts payable to related companies	240,611,000	403,120,000
Other long-term provisions	1,279,877,000	565,565,000
Deferred tax liabilities	11,188,000	130,381,000
Non-current provisions for employee benefits	1,198,014,000	227,048,000
Other non-current non-financial liabilities	4,671,000	635,000
TOTAL EQUITY	3,704,755,000	3,823,968,000
Equity attributable to shareholders of Enel Amricas	3,704,755,000	3,823,968,000
Issued capital	1,730,839,000	2,048,181,000
Retained earnings	532,531,000	414,775,000
Share premium	771,039,000	902,102,000
Other reserves	670,346,000	458,910,000
TOTAL LIABILITIES AND EQUITY	15,783,923,000	9,381,001,000
EQUITY	3,704,755,000	3,823,968,000
Total Revenue and Other Operating Income	7,489,756,000	5,132,814,000	2,761,747,000
Revenues	6,520,243,000	4,285,949,000	2,281,557,000
Energy sales	5,865,566,000	3,841,034,000	2,058,455,000
Other sales	2,225,000	1,855,000	2,107,000
Other services rendered	652,452,000	443,060,000	220,995,000
Other operating income	969,513,000	846,865,000	480,190,000
Raw materials and consumables used	(5,366,693,000)	(3,502,183,000)	(1,653,590,000)
Energy purchases	(3,855,878,000)	(2,359,632,000)	(1,034,768,000)
Fuel consumption	(18,151,000)	(70,470,000)	(73,718,000)
Transportation costs	(631,737,000)	(279,332,000)	(112,922,000)
Other miscellaneous supplies and services	(860,927,000)	(792,749,000)	(432,182,000)
CONTRIBUTION MARGIN	2,123,063,000	1,630,631,000	1,108,157,000
Other work performed by the entity and capitalized	83,214,000	69,089,000	25,607,000
Employee benefits expenses	(402,618,000)	(306,267,000)	(141,745,000)
Other expenses	(603,682,000)	(486,694,000)	(347,940,000)
Depreciation and amortization expense	(375,937,000)	(270,611,000)	(148,606,000)
Reversal of impairment loss (impairment losses) recognized	(55,843,000)	(76,255,000)	(104,225,000)
OPERATING INCOME	768,197,000	559,893,000	391,248,000
FINANCIAL RESULT	(430,868,000)	(225,126,000)	(82,448,000)
Financial income	215,449,000	179,316,000	140,421,000
Cash and cash equivalents	33,259,000	32,537,000	31,030,000
Other financial income	182,190,000	146,779,000	109,391,000
Financial costs	(614,811,000)	(361,158,000)	(232,179,000)
Bank borrowings	(131,557,000)	(65,154,000)	(49,349,000)
Secured and unsecured obligations	(124,722,000)	(35,259,000)	(58,201,000)
Other	(358,532,000)	(260,745,000)	(124,629,000)
Foreign currency exchange differences	(31,506,000)	(43,284,000)	9,310,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	402,562,000	64,474,000	70,012,000
Negative	(434,068,000)	(107,758,000)	(60,702,000)
Other gains (losses)	386,000	954,000	(1,232,000)
Gain (loss) from the sale of property, plants and equipment	386,000	954,000	(1,232,000)
Income before taxes	337,715,000	335,721,000	307,568,000
Income tax expenses, continuing operations	217,748,000	(66,666,000)	(69,565,000)
Net income from continuing operations	555,463,000	269,056,000	238,003,000
Net Income	555,463,000	269,056,000	238,003,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	299,827,000	371,425,000	765,662,000
Net cash flows from (used in) investing activities	(2,434,755,000)	(1,809,287,000)	(404,148,000)
Net cash flows from (used in) financing activities	2,389,830,000	1,608,280,000	(233,539,000)
Holdings, Eliminations and Others
ASSETS
TOTAL CURRENT ASSETS	(184,732,000)	(134,066,000)
Trade and other current receivables	456,000	405,000
Current accounts receivable from related parties	(185,188,000)	(134,471,000)
TOTAL NON-CURRENT ASSETS	(8,679,955,000)	(8,444,967,000)
Other non-current non-financial assets	(29,000)	1,625,000
Non-current accounts receivable from related parties	(381,224,000)	(429,922,000)
Investments accounted for using the equity method	(8,831,325,000)	(8,593,202,000)
Goodwill	532,623,000	576,532,000
TOTAL ASSETS	(8,864,687,000)	(8,579,033,000)
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	(35,630,000)	49,527,000
Trade and other current payables	136,745,000	74,346,000
Current accounts payable to related parties	(172,375,000)	(24,819,000)
TOTAL NON-CURRENT LIABILITIES	(246,841,000)	(456,762,000)
Non-current accounts payable to related companies	(246,841,000)	(456,762,000)
TOTAL EQUITY	(8,582,216,000)	(8,171,798,000)
Equity attributable to shareholders of Enel Amricas	(8,582,216,000)	(8,171,798,000)
Issued capital	(5,593,063,000)	(4,163,602,000)
Retained earnings	(289,343,000)	(1,188,101,000)
Share premium	(870,643,000)	(1,005,747,000)
Other reserves	(1,829,167,000)	(1,814,348,000)
TOTAL LIABILITIES AND EQUITY	(8,864,687,000)	(8,579,033,000)
EQUITY	(8,582,216,000)	(8,171,798,000)
Total Revenue and Other Operating Income	(248,000)
Other operating income	(248,000)
Raw materials and consumables used	431,000
Energy purchases	1,598,000	2,650,000	2,912,000
Transportation costs	(1,167,000)	(2,650,000)	(2,912,000)
CONTRIBUTION MARGIN	183,000
Other expenses	(182,000)	20,000
OPERATING INCOME	1,000	20,000
FINANCIAL RESULT	38,454,000
Financial income	(40,787,000)	(31,337,000)	(7,096,000)
Other financial income	(40,787,000)	(31,337,000)	(7,096,000)
Financial costs	40,786,000	31,337,000	6,882,000
Other	40,786,000	31,337,000	6,882,000
Foreign currency exchange differences	38,455,000		214,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	(183,342,000)	(47,995,000)	(16,817,000)
Negative	221,797,000	47,995,000	17,031,000
Income before taxes	38,455,000	20,000
Net income from continuing operations	38,455,000	20,000
Net Income	38,455,000	20,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	711,000	32,705,000	2,091,000
Net cash flows from (used in) investing activities	(415,740,000)	1,911,123,000	(264,585,000)
Net cash flows from (used in) financing activities	415,161,000	(1,943,856,000)	262,420,000
Generation and Transmission
ASSETS
TOTAL CURRENT ASSETS	1,637,118,000	1,428,414,000
Cash and cash equivalents	741,159,000	598,586,000
Other current financial assets	133,524,000	74,249,000
Other current non-financial assets	45,867,000	48,898,000
Trade and other current receivables	505,920,000	482,522,000
Current accounts receivable from related parties	141,223,000	167,243,000
Inventories	55,723,000	51,928,000
Current tax assets	13,702,000	4,988,000
TOTAL NON-CURRENT ASSETS	5,782,238,000	5,657,523,000
Other non-current financial assets	366,602,000	421,888,000
Other non-current non-financial assets	21,552,000	32,300,000
Trade and other non-current receivables	408,367,000	395,692,000
Non-current accounts receivable from related parties	3,664,000	2,641,000
Investments accounted for using the equity method	379,400,000	143,732,000
Intangible assets other than goodwill	52,076,000	47,866,000
Goodwill	10,729,000	7,443,000
Property, plant and equipment	4,513,951,000	4,574,513,000
Deferred taxes Assets before compensation	25,897,000	31,449,000
TOTAL ASSETS	7,419,356,000	7,085,937,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,682,438,000	1,213,127,000
Other current financial liabilities	557,288,000	208,407,000
Trade and other current payables	748,149,000	665,982,000
Current accounts payable to related parties	112,196,000	76,532,000
Other current provisions	74,524,000	89,943,000
Current tax liabilities	150,391,000	129,088,000
Other current non-financial liabilities	39,890,000	43,175,000
TOTAL NON-CURRENT LIABILITIES	1,671,572,000	2,331,607,000
Other non-current financial liabilities	1,117,237,000	1,737,988,000
Trade and other non-current payables	44,893,000	84,846,000
Non-current accounts payable to related companies	5,253,000	43,963,000
Other long-term provisions	61,377,000	62,474,000
Deferred tax liabilities	317,075,000	258,472,000
Non-current provisions for employee benefits	32,073,000	36,427,000
Other non-current non-financial liabilities	93,664,000	107,437,000
TOTAL EQUITY	4,065,346,000	3,541,204,000
Equity attributable to shareholders of Enel Amricas	4,065,346,000	3,541,204,000
Issued capital	1,501,469,000	705,205,000
Retained earnings	1,384,478,000	1,190,570,000
Share premium	39,202,000	38,013,000
Other reserves	1,140,197,000	1,607,416,000
TOTAL LIABILITIES AND EQUITY	7,419,356,000	7,085,938,000
EQUITY	4,065,346,000	3,541,204,000
Total Revenue and Other Operating Income	3,230,791,000	3,019,687,000	2,710,117,000
Revenues	3,156,268,000	2,926,508,000	2,587,360,000
Energy sales	2,815,079,000	2,635,813,000	2,349,739,000
Other sales	44,810,000	40,489,000	39,946,000
Other services rendered	296,379,000	250,206,000	197,675,000
Other operating income	74,523,000	93,179,000	122,757,000
Raw materials and consumables used	(1,474,928,000)	(1,259,326,000)	(1,137,371,000)
Energy purchases	(841,160,000)	(651,208,000)	(456,008,000)
Fuel consumption	(226,843,000)	(229,308,000)	(362,156,000)
Transportation costs	(298,238,000)	(256,279,000)	(205,494,000)
Other miscellaneous supplies and services	(108,687,000)	(122,531,000)	(113,713,000)
CONTRIBUTION MARGIN	1,755,863,000	1,760,361,000	1,572,746,000
Other work performed by the entity and capitalized	9,467,000	8,852,000	16,140,000
Employee benefits expenses	(122,858,000)	(148,095,000)	(134,919,000)
Other expenses	(140,031,000)	(155,034,000)	(160,338,000)
GROSS OPERATING RESULT	1,502,441,000	1,466,084,000	1,293,629,000
Depreciation and amortization expense	(295,719,000)	(238,355,000)	(208,073,000)
Reversal of impairment loss (impairment losses) recognized	61,989,000	(11,234,000)	(34,171,000)
OPERATING INCOME	1,268,711,000	1,216,495,000	1,051,385,000
FINANCIAL RESULT	70,220,000	(94,751,000)	(148,574,000)
Financial income	116,829,000	79,906,000	66,787,000
Cash and cash equivalents	84,253,000	63,188,000	56,649,000
Other financial income	32,576,000	16,718,000	10,138,000
Financial costs	(194,368,000)	(204,080,000)	(249,348,000)
Bank borrowings	(18,221,000)	(13,912,000)	(24,236,000)
Secured and unsecured obligations	(98,979,000)	(108,597,000)	(139,650,000)
Other	(85,983,000)	(81,571,000)	(85,462,000)
Gains (losses) from indexed assets and liabilities	8,815,000
Foreign currency exchange differences	147,759,000	29,423,000	33,987,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	385,805,000	94,049,000	128,292,000
Negative	(238,046,000)	(64,626,000)	(94,305,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,171,000	1,705,000	1,788,000
Other gains (losses)	135,000	2,813,000	28,347,000
Gain (loss) from other investments	51,000	113,000
Gain (loss) from the sale of property, plants and equipment	84,000	2,700,000	28,347,000
Income before taxes	1,341,237,000	1,126,262,000	932,946,000
Income tax expenses, continuing operations	(449,235,000)	(359,599,000)	(368,682,000)
Net income from continuing operations	892,002,000	766,663,000	564,264,000
Net Income	892,002,000	766,663,000	564,264,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,197,918,000	1,095,110,000	1,303,328,000
Net cash flows from (used in) investing activities	(103,167,000)	(886,371,000)	(197,018,000)
Net cash flows from (used in) financing activities	(865,538,000)	(329,243,000)	(798,301,000)
Generation and Transmission | Operating Segments | Chile
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities			218,464,000
Net cash flows from (used in) investing activities			(67,239,000)
Net cash flows from (used in) financing activities			(225,540,000)
Generation and Transmission | Operating Segments | Colombia
ASSETS
TOTAL CURRENT ASSETS	339,038,000	327,200,000
Cash and cash equivalents	197,708,000	179,828,000
Other current financial assets	24,387,000	28,657,000
Other current non-financial assets	2,104,000	4,263,000
Trade and other current receivables	52,982,000	96,775,000
Current accounts receivable from related parties	41,668,000	668,000
Inventories	20,185,000	17,004,000
Current tax assets	4,000	6,000
TOTAL NON-CURRENT ASSETS	2,515,463,000	2,703,618,000
Other non-current financial assets	592,000	1,094,000
Other non-current non-financial assets	4,053,000	4,342,000
Trade and other non-current receivables	3,520,000	4,058,000
Intangible assets other than goodwill	24,570,000	24,900,000
Goodwill	5,902,000	6,421,000
Property, plant and equipment	2,476,825,000	2,662,801,000
Deferred taxes Assets before compensation	1,000	2,000
TOTAL ASSETS	2,854,501,000	3,030,818,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	511,097,000	399,796,000
Other current financial liabilities	234,532,000	154,957,000
Trade and other current payables	157,577,000	122,971,000
Current accounts payable to related parties	33,850,000	30,053,000
Other current provisions	25,516,000	30,940,000
Current tax liabilities	52,340,000	54,038,000
Other current non-financial liabilities	7,282,000	6,837,000
TOTAL NON-CURRENT LIABILITIES	1,032,101,000	1,335,486,000
Other non-current financial liabilities	936,776,000	1,247,200,000
Other long-term provisions	37,412,000	48,136,000
Deferred tax liabilities	30,926,000	11,428,000
Non-current provisions for employee benefits	26,987,000	28,722,000
TOTAL EQUITY	1,311,303,000	1,295,537,000
Equity attributable to shareholders of Enel Amricas	1,311,303,000	1,295,537,000
Issued capital	201,762,000	219,488,000
Retained earnings	446,982,000	323,370,000
Share premium	34,875,000	37,939,000
Other reserves	627,684,000	714,740,000
TOTAL LIABILITIES AND EQUITY	2,854,501,000	3,030,819,000
EQUITY	1,311,303,000	1,295,537,000
Total Revenue and Other Operating Income	1,259,471,000	1,159,788,000	1,151,866,000
Revenues	1,242,506,000	1,151,492,000	1,142,581,000
Energy sales	1,220,266,000	1,132,015,000	1,127,716,000
Other sales	22,095,000	19,300,000	14,677,000
Other services rendered	145,000	177,000	188,000
Other operating income	16,965,000	8,296,000	9,285,000
Raw materials and consumables used	(478,264,000)	(396,302,000)	(433,625,000)
Energy purchases	(191,690,000)	(165,039,000)	(195,204,000)
Fuel consumption	(53,414,000)	(30,789,000)	(69,912,000)
Transportation costs	(143,045,000)	(128,296,000)	(106,375,000)
Other miscellaneous supplies and services	(90,115,000)	(72,178,000)	(62,134,000)
CONTRIBUTION MARGIN	781,207,000	763,486,000	718,241,000
Other work performed by the entity and capitalized	2,468,000	910,000	1,142,000
Employee benefits expenses	(30,726,000)	(27,270,000)	(23,606,000)
Other expenses	(45,800,000)	(55,117,000)	(49,095,000)
GROSS OPERATING RESULT	707,149,000	682,009,000	646,682,000
Depreciation and amortization expense	(73,252,000)	(71,196,000)	(62,886,000)
Reversal of impairment loss (impairment losses) recognized	(822,000)	145,000	(33,540,000)
OPERATING INCOME	633,075,000	610,958,000	550,256,000
FINANCIAL RESULT	(101,982,000)	(119,198,000)	(145,270,000)
Financial income	8,361,000	9,160,000	15,273,000
Cash and cash equivalents	7,025,000	7,361,000	14,112,000
Other financial income	1,336,000	1,799,000	1,161,000
Financial costs	(110,076,000)	(128,201,000)	(161,273,000)
Bank borrowings	(6,638,000)	(9,755,000)	(16,467,000)
Secured and unsecured obligations	(95,921,000)	(106,116,000)	(135,420,000)
Other	(7,517,000)	(12,330,000)	(9,386,000)
Foreign currency exchange differences	(267,000)	(157,000)	730,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	7,800,000	3,320,000	3,882,000
Negative	(8,067,000)	(3,477,000)	(3,152,000)
Other gains (losses)	24,000	330,000	70,000
Gain (loss) from the sale of property, plants and equipment	24,000	330,000	70,000
Income before taxes	531,117,000	492,090,000	405,056,000
Income tax expenses, continuing operations	(185,554,000)	(191,743,000)	(158,133,000)
Net income from continuing operations	345,563,000	300,347,000	246,923,000
Net Income	345,563,000	300,347,000	246,923,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	626,538,000	511,544,000	520,340,000
Net cash flows from (used in) investing activities	(109,801,000)	(127,976,000)	(110,432,000)
Net cash flows from (used in) financing activities	(494,832,000)	(413,466,000)	(301,913,000)
Generation and Transmission | Operating Segments | Peru
ASSETS
TOTAL CURRENT ASSETS	412,115,000	412,379,000
Cash and cash equivalents	221,980,000	141,609,000
Other current non-financial assets	6,249,000	13,112,000
Trade and other current receivables	88,382,000	94,691,000
Current accounts receivable from related parties	63,564,000	129,279,000
Inventories	30,624,000	31,119,000
Current tax assets	1,316,000	2,569,000
TOTAL NON-CURRENT ASSETS	1,245,705,000	1,305,808,000
Non-current accounts receivable from related parties	2,091,000
Investments accounted for using the equity method	55,544,000	82,512,000
Intangible assets other than goodwill	21,759,000	17,275,000
Property, plant and equipment	1,166,311,000	1,206,021,000
TOTAL ASSETS	1,657,820,000	1,718,187,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	224,273,000	247,092,000
Other current financial liabilities	39,527,000	45,176,000
Trade and other current payables	90,356,000	119,408,000
Current accounts payable to related parties	28,511,000	14,813,000
Other current provisions	49,008,000	59,003,000
Current tax liabilities	8,296,000	1,759,000
Other current non-financial liabilities	8,575,000	6,933,000
TOTAL NON-CURRENT LIABILITIES	328,323,000	361,261,000
Other non-current financial liabilities	79,834,000	117,758,000
Other long-term provisions	20,134,000	7,521,000
Deferred tax liabilities	203,144,000	208,793,000
Non-current provisions for employee benefits	1,578,000	1,521,000
Other non-current non-financial liabilities	23,633,000	25,668,000
TOTAL EQUITY	1,105,224,000	1,109,834,000
Equity attributable to shareholders of Enel Amricas	1,105,224,000	1,109,834,000
Issued capital	913,296,000	891,000
Retained earnings	389,902,000	229,920,000
Share premium	4,327,000	74,000
Other reserves	(202,301,000)	878,949,000
TOTAL LIABILITIES AND EQUITY	1,657,820,000	1,718,187,000
EQUITY	1,105,224,000	1,109,834,000
Total Revenue and Other Operating Income	790,356,000	730,413,000	678,766,000
Revenues	757,351,000	689,464,000	677,436,000
Energy sales	521,658,000	506,125,000	531,399,000
Other sales	22,694,000	21,189,000	25,269,000
Other services rendered	212,999,000	162,150,000	120,768,000
Other operating income	33,005,000	40,949,000	1,330,000
Raw materials and consumables used	(382,603,000)	(347,476,000)	(347,053,000)
Energy purchases	(124,184,000)	(94,180,000)	(96,281,000)
Fuel consumption	(134,183,000)	(123,975,000)	(145,879,000)
Transportation costs	(116,615,000)	(91,718,000)	(72,252,000)
Other miscellaneous supplies and services	(7,621,000)	(37,603,000)	(32,641,000)
CONTRIBUTION MARGIN	407,753,000	382,937,000	331,713,000
Other work performed by the entity and capitalized	1,435,000	739,000	226,000
Employee benefits expenses	(30,096,000)	(29,190,000)	(27,967,000)
Other expenses	(45,395,000)	(42,833,000)	(64,203,000)
GROSS OPERATING RESULT	333,697,000	311,653,000	239,769,000
Depreciation and amortization expense	(68,241,000)	(72,354,000)	(69,210,000)
Reversal of impairment loss (impairment losses) recognized	3,755,000	(10,626,000)
OPERATING INCOME	269,211,000	228,673,000	170,559,000
FINANCIAL RESULT	8,420,000	(9,688,000)	(10,356,000)
Financial income	6,888,000	6,143,000	3,028,000
Cash and cash equivalents	3,768,000	4,272,000	1,832,000
Other financial income	3,120,000	1,871,000	1,196,000
Financial costs	(5,002,000)	(13,968,000)	(12,075,000)
Bank borrowings	(219,000)	(993,000)	(5,069,000)
Secured and unsecured obligations	(2,857,000)	(2,481,000)	(4,230,000)
Other	(1,926,000)	(10,494,000)	(2,776,000)
Foreign currency exchange differences	6,534,000	(1,863,000)	(1,309,000)
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	18,929,000	14,109,000	32,753,000
Negative	(12,395,000)	(15,972,000)	(34,062,000)
Other gains (losses)	37,000	2,382,000	28,376,000
Gain (loss) from other investments		17,000
Gain (loss) from the sale of property, plants and equipment	37,000	2,365,000	28,376,000
Income before taxes	277,668,000	221,367,000	188,579,000
Income tax expenses, continuing operations	(85,670,000)	(68,520,000)	(93,121,000)
Net income from continuing operations	191,998,000	152,847,000	95,458,000
Net Income	191,998,000	152,847,000	95,458,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	254,685,000	195,690,000	271,229,000
Net cash flows from (used in) investing activities	90,501,000	(283,782,000)	40,712,000
Net cash flows from (used in) financing activities	(256,197,000)	(162,923,000)	(123,623,000)
Generation and Transmission | Operating Segments | Argentina
ASSETS
TOTAL CURRENT ASSETS	334,670,000	316,209,000
Cash and cash equivalents	155,473,000	140,455,000
Other current non-financial assets	18,603,000	15,674,000
Trade and other current receivables	138,194,000	127,072,000
Current accounts receivable from related parties	17,731,000	29,225,000
Inventories	4,509,000	3,331,000
Current tax assets	160,000	452,000
TOTAL NON-CURRENT ASSETS	1,188,893,000	656,379,000
Other non-current non-financial assets	769,000	5,513,000
Trade and other non-current receivables	404,821,000	390,436,000
Investments accounted for using the equity method	277,022,000	6,426,000
Intangible assets other than goodwill	263,000	26,000
Goodwill	4,827,000	1,022,000
Property, plant and equipment	501,181,000	252,934,000
Deferred taxes Assets before compensation	10,000	23,000
TOTAL ASSETS	1,523,563,000	972,588,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	385,283,000	293,504,000
Other current financial liabilities	14,322,000	2,938,000
Trade and other current payables	168,070,000	185,205,000
Current accounts payable to related parties	114,209,000	48,483,000
Current tax liabilities	74,814,000	40,892,000
Other current non-financial liabilities	13,868,000	15,986,000
TOTAL NON-CURRENT LIABILITIES	245,332,000	312,457,000
Other non-current financial liabilities	40,229,000	48,913,000
Trade and other non-current payables	44,393,000	84,225,000
Non-current accounts payable to related companies	6,230,000	53,642,000
Deferred tax liabilities	83,005,000	37,724,000
Non-current provisions for employee benefits	3,508,000	6,184,000
Other non-current non-financial liabilities	67,967,000	81,769,000
TOTAL EQUITY	892,948,000	366,628,000
Equity attributable to shareholders of Enel Amricas	892,948,000	366,628,000
Issued capital	111,092,000	162,708,000
Retained earnings	258,124,000	315,019,000
Other reserves	523,732,000	(111,099,000)
TOTAL LIABILITIES AND EQUITY	1,523,563,000	972,589,000
EQUITY	892,948,000	366,628,000
Total Revenue and Other Operating Income	327,613,000	299,771,000	307,022,000
Revenues	314,689,000	288,760,000	217,309,000
Energy sales	313,502,000	288,568,000	217,294,000
Other sales	21,000
Other services rendered	1,166,000	192,000	15,000
Other operating income	12,924,000	11,011,000	89,713,000
Raw materials and consumables used	(40,070,000)	(25,389,000)	(88,050,000)
Energy purchases	(1,343,000)	(1,374,000)	(1,240,000)
Fuel consumption	(21,095,000)	(4,074,000)	(72,647,000)
Transportation costs	(6,937,000)	(7,389,000)	(3,687,000)
Other miscellaneous supplies and services	(10,695,000)	(12,552,000)	(10,476,000)
CONTRIBUTION MARGIN	287,543,000	274,382,000	218,972,000
Other work performed by the entity and capitalized	5,011,000	6,300,000	13,637,000
Employee benefits expenses	(45,672,000)	(73,209,000)	(67,799,000)
Other expenses	(28,977,000)	(36,680,000)	(28,608,000)
GROSS OPERATING RESULT	217,905,000	170,793,000	136,202,000
Depreciation and amortization expense	(121,545,000)	(55,942,000)	(45,224,000)
Reversal of impairment loss (impairment losses) recognized	59,316,000	(28,000)	(51,000)
OPERATING INCOME	155,676,000	114,823,000	90,927,000
FINANCIAL RESULT	116,452,000	26,873,000	7,811,000
Financial income	69,536,000	49,282,000	34,950,000
Cash and cash equivalents	65,748,000	39,533,000	31,917,000
Other financial income	3,788,000	9,749,000	3,033,000
Financial costs	(43,642,000)	(51,507,000)	(60,727,000)
Bank borrowings	(43,000)	(89,000)	(2,123,000)
Other	(52,414,000)	(51,418,000)	(58,604,000)
Gains (losses) from indexed assets and liabilities	8,815,000
Foreign currency exchange differences	90,558,000	29,098,000	33,588,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	237,834,000	68,622,000	79,263,000
Negative	(147,276,000)	(39,524,000)	(45,675,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,171,000	1,705,000	1,788,000
Other gains (losses)	74,000	101,000	(99,000)
Gain (loss) from other investments	51,000	96,000
Gain (loss) from the sale of property, plants and equipment	23,000	5,000	(99,000)
Income before taxes	274,373,000	143,502,000	100,427,000
Income tax expenses, continuing operations	(99,141,000)	(8,618,000)	(34,156,000)
Net income from continuing operations	175,232,000	134,884,000	66,271,000
Net Income	175,232,000	134,884,000	66,271,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	110,238,000	140,035,000	64,075,000
Net cash flows from (used in) investing activities	(16,483,000)	(20,172,000)	(34,031,000)
Net cash flows from (used in) financing activities	(23,726,000)	(17,305,000)	13,374,000
Generation and Transmission | Operating Segments | Brazil
ASSETS
TOTAL CURRENT ASSETS	647,181,000	437,446,000
Cash and cash equivalents	165,998,000	136,694,000
Other current financial assets	109,137,000	45,592,000
Other current non-financial assets	18,911,000	15,849,000
Trade and other current receivables	225,977,000	164,624,000
Current accounts receivable from related parties	114,531,000	72,251,000
Inventories	405,000	474,000
Current tax assets	12,222,000	1,961,000
TOTAL NON-CURRENT ASSETS	833,154,000	1,024,938,000
Other non-current financial assets	366,010,000	420,794,000
Other non-current non-financial assets	16,759,000	20,820,000
Trade and other non-current receivables	26,000	1,198,000
Non-current accounts receivable from related parties	2,521,000	37,486,000
Investments accounted for using the equity method	46,834,000	54,794,000
Intangible assets other than goodwill	5,484,000	5,665,000
Property, plant and equipment	369,634,000	452,757,000
Deferred taxes Assets before compensation	25,886,000	31,424,000
TOTAL ASSETS	1,480,335,000	1,462,384,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	642,003,000	308,085,000
Other current financial liabilities	268,907,000	5,336,000
Trade and other current payables	332,055,000	238,268,000
Current accounts payable to related parties	15,935,000	18,663,000
Current tax liabilities	14,941,000	32,399,000
Other current non-financial liabilities	10,165,000	13,419,000
TOTAL NON-CURRENT LIABILITIES	82,461,000	385,093,000
Other non-current financial liabilities	60,398,000	324,117,000
Trade and other non-current payables	500,000	621,000
Non-current accounts payable to related companies	15,668,000	53,011,000
Other long-term provisions	3,831,000	6,817,000
Deferred tax liabilities		527,000
Other non-current non-financial liabilities	2,064,000
TOTAL EQUITY	755,871,000	769,205,000
Equity attributable to shareholders of Enel Amricas	755,871,000	769,205,000
Issued capital	275,319,000	322,118,000
Retained earnings	289,470,000	322,261,000
Other reserves	191,082,000	124,826,000
TOTAL LIABILITIES AND EQUITY	1,480,335,000	1,462,383,000
EQUITY	755,871,000	769,205,000
Total Revenue and Other Operating Income	853,595,000	829,715,000	572,463,000
Revenues	841,722,000	796,792,000	550,034,000
Energy sales	759,653,000	709,105,000	473,330,000
Other services rendered	82,069,000	87,687,000	76,704,000
Other operating income	11,873,000	32,923,000	22,429,000
Raw materials and consumables used	(574,420,000)	(490,159,000)	(268,643,000)
Energy purchases	(525,539,000)	(393,265,000)	(166,195,000)
Fuel consumption	(18,151,000)	(70,470,000)	(73,718,000)
Transportation costs	(30,474,000)	(26,226,000)	(20,268,000)
Other miscellaneous supplies and services	(256,000)	(198,000)	(8,462,000)
CONTRIBUTION MARGIN	279,175,000	339,556,000	303,820,000
Other work performed by the entity and capitalized	553,000	903,000	1,135,000
Employee benefits expenses	(16,364,000)	(18,426,000)	(15,547,000)
Other expenses	(19,683,000)	(20,404,000)	(18,432,000)
GROSS OPERATING RESULT	243,681,000	301,629,000	270,976,000
Depreciation and amortization expense	(32,681,000)	(38,863,000)	(30,753,000)
Reversal of impairment loss (impairment losses) recognized	(260,000)	(725,000)	(580,000)
OPERATING INCOME	210,740,000	262,041,000	239,643,000
FINANCIAL RESULT	18,757,000	7,262,000	(759,000)
Financial income	32,044,000	24,201,000	15,493,000
Cash and cash equivalents	7,712,000	12,022,000	8,788,000
Other financial income	24,332,000	12,179,000	6,705,000
Financial costs	(35,648,000)	(19,284,000)	(17,230,000)
Bank borrowings	(11,321,000)	(3,075,000)	(577,000)
Secured and unsecured obligations	(201,000)
Other	(24,126,000)	(16,209,000)	(16,653,000)
Foreign currency exchange differences	22,361,000	2,345,000	978,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	149,903,000	20,108,000	25,341,000
Negative	(127,542,000)	(17,763,000)	(24,363,000)
Income before taxes	229,497,000	269,303,000	238,884,000
Income tax expenses, continuing operations	(78,870,000)	(90,718,000)	(83,272,000)
Net income from continuing operations	150,627,000	178,585,000	155,612,000
Net Income	150,627,000	178,585,000	155,612,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	206,457,000	247,841,000	229,293,000
Net cash flows from (used in) investing activities	(67,384,000)	(454,441,000)	(26,028,000)
Net cash flows from (used in) financing activities	(90,783,000)	264,451,000	(160,599,000)
Generation and Transmission | Holdings, Eliminations and Others
ASSETS
TOTAL CURRENT ASSETS	(95,886,000)	(64,820,000)
Trade and other current receivables	385,000	(640,000)
Current accounts receivable from related parties	(96,271,000)	(64,180,000)
TOTAL NON-CURRENT ASSETS	(977,000)	(33,220,000)
Other non-current non-financial assets	(29,000)	1,625,000
Non-current accounts receivable from related parties	(948,000)	(34,845,000)
TOTAL ASSETS	(96,863,000)	(98,040,000)
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	(80,218,000)	(35,350,000)
Trade and other current payables	91,000	130,000
Current accounts payable to related parties	(80,309,000)	(35,480,000)
TOTAL NON-CURRENT LIABILITIES	(16,645,000)	(62,690,000)
Non-current accounts payable to related companies	(16,645,000)	(62,690,000)
TOTAL LIABILITIES AND EQUITY	(96,863,000)	(98,040,000)
Total Revenue and Other Operating Income	(244,000)
Other operating income	(244,000)
Raw materials and consumables used	429,000
Energy purchases	1,596,000	2,650,000	2,912,000
Transportation costs	(1,167,000)	(2,650,000)	(2,912,000)
CONTRIBUTION MARGIN	185,000
Other expenses	(176,000)
GROSS OPERATING RESULT	9,000
OPERATING INCOME	9,000
FINANCIAL RESULT	28,573,000
Financial income		(8,880,000)	(1,957,000)
Other financial income		(8,880,000)	(1,957,000)
Financial costs		8,880,000	1,957,000
Other		8,880,000	1,957,000
Foreign currency exchange differences	28,573,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	(28,661,000)	(12,110,000)	(12,947,000)
Negative	57,234,000	12,110,000	12,947,000
Income before taxes	28,582,000
Net income from continuing operations	28,582,000
Net Income	28,582,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities			(73,000)
Distribution
ASSETS
TOTAL CURRENT ASSETS	4,219,859,000	2,927,495,000
Cash and cash equivalents	599,445,000	576,614,000
Other current financial assets	42,367,000	26,175,000
Other current non-financial assets	221,676,000	222,545,000
Trade and other current receivables	3,037,418,000	1,888,620,000
Current accounts receivable from related parties	16,585,000	9,542,000
Inventories	283,369,000	193,708,000
Current tax assets	13,174,000	10,291,000
Non-current assets or disposal groups held for sale or for distribution to owners	5,825,000
TOTAL NON-CURRENT ASSETS	15,020,507,000	9,505,117,000
Other non-current financial assets	2,429,718,000	1,325,481,000
Other non-current non-financial assets	1,114,885,000	525,081,000
Trade and other non-current receivables	498,083,000	220,946,000
Non-current accounts receivable from related parties	108,000	255,000
Investments accounted for using the equity method	372,000	24,000
Intangible assets other than goodwill	5,761,420,000	3,624,793,000
Goodwill	662,218,000	129,200,000
Property, plant and equipment	4,167,112,000	3,511,532,000
Investment property	11,708,000
Deferred taxes Assets before compensation	374,883,000	167,805,000
TOTAL ASSETS	19,240,366,000	12,432,612,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	5,064,636,000	3,809,016,000
Other current financial liabilities	701,883,000	469,228,000
Trade and other current payables	3,175,386,000	2,536,006,000
Current accounts payable to related parties	586,817,000	380,820,000
Other current provisions	347,174,000	178,785,000
Current tax liabilities	42,357,000	43,312,000
Other current non-financial liabilities	207,184,000	200,865,000
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	3,835,000
TOTAL NON-CURRENT LIABILITIES	6,625,127,000	4,074,776,000
Other non-current financial liabilities	2,903,618,000	1,995,344,000
Trade and other non-current payables	877,703,000	882,795,000
Non-current accounts payable to related companies		54,016,000
Other long-term provisions	1,302,189,000	597,548,000
Deferred tax liabilities	221,237,000	179,957,000
Non-current provisions for employee benefits	1,308,821,000	349,671,000
Other non-current non-financial liabilities	11,559,000	15,445,000
TOTAL EQUITY	7,550,603,000	4,548,820,000
Equity attributable to shareholders of Enel Amricas	7,550,603,000	4,548,820,000
Issued capital	3,599,197,000	2,395,815,000
Retained earnings	(507,273,000)	(1,003,058,000)
Share premium	58,677,000	63,832,000
Treasury shares	(12,704,000)
Other reserves	4,412,706,000	3,092,231,000
TOTAL LIABILITIES AND EQUITY	19,240,366,000	12,432,612,000
EQUITY	7,550,603,000	4,548,820,000
Total Revenue and Other Operating Income	10,739,115,000	8,253,117,000	5,704,533,000
Revenues	9,748,895,000	7,394,378,000	5,191,964,000
Energy sales	8,806,468,000	6,663,893,000	4,708,800,000
Other sales	4,158,000	3,705,000	3,279,000
Other services rendered	938,269,000	726,780,000	479,885,000
Other operating income	990,220,000	858,739,000	512,569,000
Raw materials and consumables used	(7,456,629,000)	(5,456,305,000)	(3,510,011,000)
Energy purchases	(5,637,926,000)	(4,081,867,000)	(2,691,685,000)
Transportation costs	(811,849,000)	(427,099,000)	(228,321,000)
Other miscellaneous supplies and services	(1,006,854,000)	(947,339,000)	(590,005,000)
CONTRIBUTION MARGIN	3,282,486,000	2,796,812,000	2,194,522,000
Other work performed by the entity and capitalized	168,530,000	164,334,000	83,202,000
Employee benefits expenses	(694,262,000)	(663,005,000)	(460,414,000)
Other expenses	(816,247,000)	(740,660,000)	(566,978,000)
GROSS OPERATING RESULT	1,940,507,000	1,557,481,000	1,250,332,000
Depreciation and amortization expense	(567,471,000)	(410,224,000)	(265,551,000)
Reversal of impairment loss (impairment losses) recognized	(121,938,000)	(68,158,000)	(116,328,000)
OPERATING INCOME	1,251,098,000	1,079,099,000	868,453,000
FINANCIAL RESULT	(216,603,000)	(507,181,000)	(387,234,000)
Financial income	223,121,000	187,234,000	156,186,000
Cash and cash equivalents	27,301,000	31,585,000	40,476,000
Other financial income	195,820,000	155,649,000	115,710,000
Financial costs	(690,462,000)	(686,078,000)	(548,544,000)
Bank borrowings	(101,105,000)	(83,583,000)	(58,090,000)
Secured and unsecured obligations	(135,140,000)	(81,263,000)	(99,776,000)
Other	(454,217,000)	(521,232,000)	(390,678,000)
Gains (losses) from indexed assets and liabilities	260,137,000
Foreign currency exchange differences	(9,399,000)	(8,337,000)	5,124,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	171,169,000	25,537,000	41,483,000
Negative	(180,568,000)	(33,874,000)	(36,359,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	(160,000)		1,443,000
Other gains (losses)	546,000	2,532,000	(16,215,000)
Gain (loss) from other investments		72,000	(13,704,000)
Gain (loss) from the sale of property, plants and equipment	546,000	2,460,000	(2,511,000)
Income before taxes	1,034,881,000	574,450,000	466,447,000
Income tax expenses, continuing operations	(24,007,000)	(130,254,000)	(190,768,000)
Net income from continuing operations	1,010,874,000	444,196,000	275,679,000
Net Income	1,010,874,000	444,196,000	275,679,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	771,791,000	784,223,000	1,372,654,000
Net cash flows from (used in) investing activities	(1,022,549,000)	(1,122,436,000)	(800,639,000)
Net cash flows from (used in) financing activities	367,923,000	361,865,000	(296,701,000)
Distribution | Operating Segments | Chile
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities			5,895,000
Net cash flows from (used in) investing activities			(3,018,000)
Net cash flows from (used in) financing activities			(45,945,000)
Distribution | Operating Segments | Colombia
ASSETS
TOTAL CURRENT ASSETS	416,279,000	402,852,000
Cash and cash equivalents	196,776,000	174,282,000
Other current financial assets	47,000	16,232,000
Other current non-financial assets	6,746,000	3,488,000
Trade and other current receivables	165,005,000	171,876,000
Current accounts receivable from related parties	4,947,000	5,554,000
Inventories	36,933,000	31,420,000
Non-current assets or disposal groups held for sale or for distribution to owners	5,825,000
TOTAL NON-CURRENT ASSETS	1,685,379,000	1,668,748,000
Other non-current financial assets	6,000	9,000
Other non-current non-financial assets	4,700,000	4,675,000
Trade and other non-current receivables	36,483,000	31,183,000
Investments accounted for using the equity method	137,000	10,000
Intangible assets other than goodwill	70,525,000	52,986,000
Property, plant and equipment	1,573,528,000	1,579,885,000
TOTAL ASSETS	2,101,658,000	2,071,600,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	650,767,000	547,781,000
Other current financial liabilities	156,230,000	112,159,000
Trade and other current payables	377,606,000	360,181,000
Current accounts payable to related parties	64,627,000	25,303,000
Other current provisions	10,325,000	2,839,000
Current tax liabilities	21,562,000	30,612,000
Other current non-financial liabilities	16,582,000	16,687,000
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	3,835,000
TOTAL NON-CURRENT LIABILITIES	598,455,000	636,504,000
Other non-current financial liabilities	491,775,000	503,229,000
Other long-term provisions	2,928,000	16,768,000
Deferred tax liabilities	1,696,000	6,582,000
Non-current provisions for employee benefits	96,164,000	98,843,000
Other non-current non-financial liabilities	5,892,000	11,082,000
TOTAL EQUITY	852,436,000	887,315,000
Equity attributable to shareholders of Enel Amricas	852,436,000	887,315,000
Issued capital	4,153,000	4,518,000
Retained earnings	192,954,000	161,435,000
Share premium	58,677,000	63,832,000
Other reserves	596,652,000	657,530,000
TOTAL LIABILITIES AND EQUITY	2,101,658,000	2,071,600,000
EQUITY	852,436,000	887,315,000
Total Revenue and Other Operating Income	1,713,801,000	1,537,957,000	1,366,350,000
Revenues	1,702,390,000	1,527,674,000	1,358,209,000
Energy sales	1,422,918,000	1,264,632,000	1,127,793,000
Other sales	1,137,000	1,166,000	162,000
Other services rendered	278,335,000	261,876,000	230,254,000
Other operating income	11,411,000	10,283,000	8,141,000
Raw materials and consumables used	(1,032,452,000)	(867,491,000)	(787,177,000)
Energy purchases	(784,872,000)	(632,783,000)	(587,454,000)
Transportation costs	(171,492,000)	(160,406,000)	(133,050,000)
Other miscellaneous supplies and services	(76,088,000)	(74,302,000)	(66,673,000)
CONTRIBUTION MARGIN	681,349,000	670,466,000	579,173,000
Other work performed by the entity and capitalized	26,940,000	18,476,000	11,955,000
Employee benefits expenses	(69,130,000)	(61,974,000)	(52,698,000)
Other expenses	(116,190,000)	(106,038,000)	(85,628,000)
GROSS OPERATING RESULT	522,969,000	520,930,000	452,802,000
Depreciation and amortization expense	(120,115,000)	(106,158,000)	(86,553,000)
Reversal of impairment loss (impairment losses) recognized	(13,852,000)	(3,107,000)	(1,991,000)
OPERATING INCOME	389,002,000	411,665,000	364,258,000
FINANCIAL RESULT	(57,795,000)	(55,757,000)	(51,858,000)
Financial income	11,463,000	10,271,000	8,756,000
Cash and cash equivalents	5,498,000	5,935,000	5,903,000
Other financial income	5,965,000	4,336,000	2,853,000
Financial costs	(67,561,000)	(65,385,000)	(60,318,000)
Bank borrowings	(13,022,000)	(15,335,000)	(8,258,000)
Secured and unsecured obligations	(37,995,000)	(32,353,000)	(41,574,000)
Other	(16,544,000)	(17,697,000)	(10,486,000)
Foreign currency exchange differences	(1,697,000)	(643,000)	(296,000)
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	5,150,000	1,115,000	2,339,000
Negative	(6,847,000)	(1,758,000)	(2,635,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method			1,443,000
Other gains (losses)	166,000	145,000	(15,071,000)
Gain (loss) from other investments			(13,760,000)
Gain (loss) from the sale of property, plants and equipment	166,000	145,000	(1,311,000)
Income before taxes	331,373,000	356,053,000	298,772,000
Income tax expenses, continuing operations	(125,242,000)	(144,932,000)	(134,584,000)
Net income from continuing operations	206,131,000	211,121,000	164,188,000
Net Income	206,131,000	211,121,000	164,188,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	404,403,000	386,853,000	353,771,000
Net cash flows from (used in) investing activities	(296,082,000)	(262,574,000)	(207,825,000)
Net cash flows from (used in) financing activities	(79,475,000)	(161,966,000)	(70,396,000)
Distribution | Operating Segments | Peru
ASSETS
TOTAL CURRENT ASSETS	112,287,000	169,383,000
Cash and cash equivalents	29,776,000	79,953,000
Other current non-financial assets	8,463,000	3,882,000
Trade and other current receivables	52,271,000	73,132,000
Current accounts receivable from related parties	8,869,000	1,674,000
Inventories	12,908,000	10,742,000
TOTAL NON-CURRENT ASSETS	1,210,429,000	1,156,085,000
Intangible assets other than goodwill	31,601,000	20,270,000
Property, plant and equipment	1,178,828,000	1,135,815,000
TOTAL ASSETS	1,322,716,000	1,325,468,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	268,882,000	299,001,000
Other current financial liabilities	65,715,000	57,279,000
Trade and other current payables	131,188,000	130,252,000
Current accounts payable to related parties	36,369,000	65,585,000
Other current provisions	10,315,000	14,854,000
Current tax liabilities	4,963,000	2,402,000
Other current non-financial liabilities	20,332,000	28,629,000
TOTAL NON-CURRENT LIABILITIES	431,856,000	440,183,000
Other non-current financial liabilities	378,835,000	382,166,000
Trade and other non-current payables		294,000
Other long-term provisions	481,000	489,000
Deferred tax liabilities	47,103,000	52,263,000
Non-current provisions for employee benefits	3,552,000	3,005,000
Other non-current non-financial liabilities	1,885,000	1,966,000
TOTAL EQUITY	621,978,000	586,284,000
Equity attributable to shareholders of Enel Amricas	621,978,000	586,284,000
Issued capital	157,383,000
Retained earnings	414,874,000	203,281,000
Other reserves	49,721,000	383,003,000
TOTAL LIABILITIES AND EQUITY	1,322,716,000	1,325,468,000
EQUITY	621,978,000	586,284,000
Total Revenue and Other Operating Income	912,950,000	879,266,000	865,430,000
Revenues	907,247,000	874,408,000	861,275,000
Energy sales	856,278,000	813,804,000	809,474,000
Other sales	626,000	490,000	804,000
Other services rendered	50,343,000	60,114,000	50,997,000
Other operating income	5,703,000	4,858,000	4,155,000
Raw materials and consumables used	(610,701,000)	(578,759,000)	(584,948,000)
Energy purchases	(576,420,000)	(549,326,000)	(550,433,000)
Other miscellaneous supplies and services	(34,281,000)	(29,433,000)	(34,515,000)
CONTRIBUTION MARGIN	302,249,000	300,507,000	280,482,000
Other work performed by the entity and capitalized	9,632,000	8,235,000	6,666,000
Employee benefits expenses	(35,663,000)	(34,482,000)	(34,587,000)
Other expenses	(44,081,000)	(44,194,000)	(41,413,000)
GROSS OPERATING RESULT	232,137,000	230,066,000	211,148,000
Depreciation and amortization expense	(51,969,000)	(50,297,000)	(44,688,000)
Reversal of impairment loss (impairment losses) recognized	(4,319,000)	(5,510,000)	(2,054,000)
OPERATING INCOME	175,849,000	174,259,000	164,406,000
FINANCIAL RESULT	(22,151,000)	(24,279,000)	(24,404,000)
Financial income	4,470,000	5,031,000	4,448,000
Cash and cash equivalents	661,000	2,982,000	1,064,000
Other financial income	3,809,000	2,049,000	3,384,000
Financial costs	(26,543,000)	(29,667,000)	(29,208,000)
Bank borrowings	(1,722,000)	(6,122,000)	1,063,000
Secured and unsecured obligations	(24,973,000)	(13,651,000)
Other	152,000	(9,894,000)	(30,271,000)
Foreign currency exchange differences	(78,000)	357,000	356,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	1,745,000	2,141,000	3,334,000
Negative	(1,823,000)	(1,784,000)	(2,978,000)
Other gains (losses)	(6,000)	1,305,000	32,000
Gain (loss) from the sale of property, plants and equipment	(6,000)	1,305,000	32,000
Income before taxes	153,692,000	151,285,000	140,034,000
Income tax expenses, continuing operations	(49,024,000)	(46,154,000)	(48,535,000)
Net income from continuing operations	104,668,000	105,131,000	91,499,000
Net Income	104,668,000	105,131,000	91,499,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	165,498,000	141,431,000	175,728,000
Net cash flows from (used in) investing activities	(111,035,000)	(89,334,000)	(99,451,000)
Net cash flows from (used in) financing activities	(104,032,000)	(52,807,000)	(30,516,000)
Distribution | Operating Segments | Argentina
ASSETS
TOTAL CURRENT ASSETS	312,128,000	396,740,000
Cash and cash equivalents	27,356,000	101,615,000
Other current financial assets		412,000
Other current non-financial assets	7,590,000	7,365,000
Trade and other current receivables	251,369,000	268,542,000
Current accounts receivable from related parties	699,000	1,324,000
Inventories	25,114,000	17,482,000
TOTAL NON-CURRENT ASSETS	1,381,972,000	830,423,000
Other non-current financial assets	14,000	27,000
Other non-current non-financial assets	158,000	312,000
Trade and other non-current receivables	4,464,000	9,894,000
Non-current accounts receivable from related parties	108,000	255,000
Investments accounted for using the equity method	235,000	14,000
Intangible assets other than goodwill	21,907,000	17,602,000
Property, plant and equipment	1,355,086,000	751,700,000
Deferred taxes Assets before compensation		50,619,000
TOTAL ASSETS	1,694,100,000	1,227,163,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	710,708,000	919,538,000
Trade and other current payables	548,694,000	739,200,000
Current accounts payable to related parties	2,686,000	3,755,000
Other current provisions	131,593,000	150,498,000
Current tax liabilities	14,808,000	10,298,000
Other current non-financial liabilities	12,927,000	15,787,000
TOTAL NON-CURRENT LIABILITIES	347,653,000	298,112,000
Trade and other non-current payables	150,992,000	253,113,000
Other long-term provisions	23,144,000	21,826,000
Deferred tax liabilities	161,250,000
Non-current provisions for employee benefits	11,091,000	20,776,000
Other non-current non-financial liabilities	1,176,000	2,397,000
TOTAL EQUITY	635,739,000	9,513,000
Equity attributable to shareholders of Enel Amricas	635,739,000	9,513,000
Issued capital	563,803,000	44,904,000
Retained earnings	69,177,000	(37,196,000)
Other reserves	2,759,000	1,805,000
TOTAL LIABILITIES AND EQUITY	1,694,100,000	1,227,163,000
EQUITY	635,739,000	9,513,000
Total Revenue and Other Operating Income	1,189,950,000	1,223,343,000	982,122,000
Revenues	1,174,151,000	1,193,683,000	939,610,000
Energy sales	1,130,353,000	1,138,069,000	878,062,000
Other sales	170,000	194,000	206,000
Other services rendered	43,628,000	55,420,000	61,342,000
Other operating income	15,799,000	29,660,000	42,512,000
Raw materials and consumables used	(729,223,000)	(686,912,000)	(448,621,000)
Energy purchases	(655,312,000)	(617,960,000)	(395,267,000)
Transportation costs	(30,477,000)	(8,537,000)	(1,202,000)
Other miscellaneous supplies and services	(43,434,000)	(60,415,000)	(52,152,000)
CONTRIBUTION MARGIN	460,727,000	536,431,000	533,501,000
Other work performed by the entity and capitalized	49,297,000	69,437,000	40,174,000
Employee benefits expenses	(219,849,000)	(297,520,000)	(262,559,000)
Other expenses	(110,973,000)	(150,619,000)	(139,339,000)
GROSS OPERATING RESULT	179,202,000	157,729,000	171,777,000
Depreciation and amortization expense	(52,229,000)	(22,411,000)	(16,716,000)
Reversal of impairment loss (impairment losses) recognized	(48,983,000)	15,633,000	(13,637,000)
OPERATING INCOME	77,990,000	150,951,000	141,424,000
FINANCIAL RESULT	127,247,000	(176,791,000)	(162,045,000)
Financial income	33,729,000	34,724,000	27,124,000
Cash and cash equivalents	5,917,000	18,799,000	19,204,000
Other financial income	27,812,000	15,925,000	7,920,000
Financial costs	(174,402,000)	(213,931,000)	(187,941,000)
Bank borrowings	(133,000)	(47,000)	(2,123,000)
Other	(174,269,000)	(213,884,000)	(185,818,000)
Gains (losses) from indexed assets and liabilities	260,137,000
Foreign currency exchange differences	7,783,000	2,416,000	(1,228,000)
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	16,088,000	3,560,000	1,766,000
Negative	(8,305,000)	(1,144,000)	(2,994,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	(160,000)
Other gains (losses)		128,000	56,000
Gain (loss) from other investments		72,000	56,000
Gain (loss) from the sale of property, plants and equipment		56,000
Income before taxes	205,077,000	(25,712,000)	(20,565,000)
Income tax expenses, continuing operations	(101,101,000)	36,981,000	(10,267,000)
Net income from continuing operations	103,976,000	11,269,000	(30,832,000)
Net Income	103,976,000	11,269,000	(30,832,000)
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	47,301,000	69,724,000	264,533,000
Net cash flows from (used in) investing activities	(82,268,000)	(102,586,000)	(123,187,000)
Net cash flows from (used in) financing activities	(118,000)	(48,000)	(782,000)
Distribution | Operating Segments | Brazil
ASSETS
TOTAL CURRENT ASSETS	3,379,172,000	1,958,520,000
Cash and cash equivalents	345,537,000	220,764,000
Other current financial assets	42,320,000	9,531,000
Other current non-financial assets	198,877,000	207,810,000
Trade and other current receivables	2,568,773,000	1,375,070,000
Current accounts receivable from related parties	2,077,000	990,000
Inventories	208,414,000	134,064,000
Current tax assets	13,174,000	10,291,000
TOTAL NON-CURRENT ASSETS	10,742,727,000	5,849,861,000
Other non-current financial assets	2,429,698,000	1,325,445,000
Other non-current non-financial assets	1,110,027,000	520,094,000
Trade and other non-current receivables	457,136,000	179,869,000
Intangible assets other than goodwill	5,637,387,000	3,533,935,000
Goodwill	662,218,000	129,200,000
Property, plant and equipment	59,670,000	44,132,000
Investment property	11,708,000
Deferred taxes Assets before compensation	374,883,000	117,186,000
TOTAL ASSETS	14,121,899,000	7,808,381,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	3,434,286,000	2,042,696,000
Other current financial liabilities	479,938,000	299,790,000
Trade and other current payables	2,117,898,000	1,306,373,000
Current accounts payable to related parties	483,142,000	286,177,000
Other current provisions	194,941,000	10,594,000
Current tax liabilities	1,024,000
Other current non-financial liabilities	157,343,000	139,762,000
TOTAL NON-CURRENT LIABILITIES	5,247,163,000	2,699,977,000
Other non-current financial liabilities	2,033,008,000	1,109,949,000
Trade and other non-current payables	726,711,000	629,388,000
Non-current accounts payable to related companies		54,016,000
Other long-term provisions	1,275,636,000	558,465,000
Deferred tax liabilities	11,188,000	121,112,000
Non-current provisions for employee benefits	1,198,014,000	227,047,000
Other non-current non-financial liabilities	2,606,000
TOTAL EQUITY	5,440,450,000	3,065,708,000
Equity attributable to shareholders of Enel Amricas	5,440,450,000	3,065,708,000
Issued capital	2,873,858,000	2,346,393,000
Retained earnings	(1,184,278,000)	(1,330,578,000)
Treasury shares	(12,704,000)
Other reserves	3,763,574,000	2,049,893,000
TOTAL LIABILITIES AND EQUITY	14,121,899,000	7,808,381,000
EQUITY	5,440,450,000	3,065,708,000
Total Revenue and Other Operating Income	6,922,417,000	4,612,551,000	2,490,631,000
Revenues	5,965,107,000	3,798,613,000	2,032,870,000
Energy sales	5,396,919,000	3,447,388,000	1,893,471,000
Other sales	2,225,000	1,855,000	2,107,000
Other services rendered	565,963,000	349,370,000	137,292,000
Other operating income	957,310,000	813,938,000	457,761,000
Raw materials and consumables used	(5,084,253,000)	(3,323,143,000)	(1,689,265,000)
Energy purchases	(3,621,322,000)	(2,281,798,000)	(1,158,531,000)
Transportation costs	(609,880,000)	(258,156,000)	(94,069,000)
Other miscellaneous supplies and services	(853,051,000)	(783,189,000)	(436,665,000)
CONTRIBUTION MARGIN	1,838,164,000	1,289,408,000	801,366,000
Other work performed by the entity and capitalized	82,661,000	68,186,000	24,407,000
Employee benefits expenses	(369,620,000)	(269,029,000)	(110,570,000)
Other expenses	(545,006,000)	(439,809,000)	(300,598,000)
GROSS OPERATING RESULT	1,006,199,000	648,756,000	414,605,000
Depreciation and amortization expense	(343,158,000)	(231,358,000)	(117,594,000)
Reversal of impairment loss (impairment losses) recognized	(54,784,000)	(75,174,000)	(98,646,000)
OPERATING INCOME	608,257,000	342,224,000	198,365,000
FINANCIAL RESULT	(263,904,000)	(250,354,000)	(148,927,000)
Financial income	173,459,000	137,208,000	115,858,000
Cash and cash equivalents	15,225,000	3,869,000	14,305,000
Other financial income	158,234,000	133,339,000	101,553,000
Financial costs	(421,956,000)	(377,095,000)	(271,077,000)
Bank borrowings	(86,228,000)	(62,079,000)	(48,772,000)
Secured and unsecured obligations	(72,172,000)	(35,259,000)	(58,202,000)
Other	(263,556,000)	(279,757,000)	(164,103,000)
Foreign currency exchange differences	(15,407,000)	(10,467,000)	6,292,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	148,186,000	18,721,000	34,044,000
Negative	(163,593,000)	(29,188,000)	(27,752,000)
Other gains (losses)	386,000	954,000	(1,232,000)
Gain (loss) from the sale of property, plants and equipment	386,000	954,000	(1,232,000)
Income before taxes	344,739,000	92,824,000	48,206,000
Income tax expenses, continuing operations	251,360,000	23,851,000	2,618,000
Net income from continuing operations	596,099,000	116,675,000	50,824,000
Net Income	596,099,000	116,675,000	50,824,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	154,589,000	186,215,000	572,727,000
Net cash flows from (used in) investing activities	(533,164,000)	(667,942,000)	(367,158,000)
Net cash flows from (used in) financing activities	551,548,000	$ 576,686,000	$ (149,062,000)
Distribution | Holdings, Eliminations and Others
ASSETS
TOTAL CURRENT ASSETS	(7,000)
Current accounts receivable from related parties	(7,000)
TOTAL ASSETS	(7,000)
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	(7,000)
Current accounts payable to related parties	(7,000)
TOTAL LIABILITIES AND EQUITY	(7,000)
Total Revenue and Other Operating Income	(3,000)
Other operating income	(3,000)
CONTRIBUTION MARGIN	(3,000)
Other expenses	$ 3,000